Employee Benefits - Summary of Net Defined Benefit Liability (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Net defined benefit liability	$ 12,033	$ 9,316